SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 257,751	$ 194,436	$ 169,169
Research and development	2,628	2,002	2,100
Marketing and selling	55,870	51,209	46,911
General and administrative	36,111	32,904	28,423
Net income	(80,259)	(64,353)	(40,367)
Reclassification of AOCI [Member] | Cash Flow Hedge [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	692
Research and development	17
Marketing and selling	67
General and administrative	58
Net income	$ 834